Reportable Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reportable segment information
Income before income taxes	$ 741,548,000	$ 677,784,000	$ 622,817,000
Depreciation	151,212,000	140,347,000	145,186,000
Paint Stores Group [Member]
Reportable segment information
Net external sales	4,780,000,000	4,381,000,000	4,209,000,000
Total net sales and intersegment transfers	4,780,000,000	4,381,000,000	4,209,000,000
Segment profit	646,000,000	620,000,000	600,000,000
Income before income taxes	646,000,000	620,000,000	600,000,000
Reportable segment margins	13.50%	14.20%	14.30%
Identifiable assets	1,309,000,000	1,238,000,000	1,187,000,000
Capital expenditures	50,000,000	51,000,000	40,000,000
Depreciation	48,000,000	47,000,000	48,000,000
Consumer Group [Member]
Reportable segment information
Net external sales	1,274,000,000	1,298,000,000	1,225,000,000
Intersegment transfers	2,091,000,000	1,770,000,000	1,715,000,000
Total net sales and intersegment transfers	3,365,000,000	3,068,000,000	2,940,000,000
Segment profit	174,000,000	204,000,000	157,000,000
Income before income taxes	174,000,000	204,000,000	157,000,000
Reportable segment margins	5.20%	6.60%	5.30%
Identifiable assets	1,682,000,000	1,603,000,000	1,524,000,000
Capital expenditures	35,000,000	25,000,000	28,000,000
Depreciation	43,000,000	39,000,000	50,000,000
Global Finishes Group [Member]
Reportable segment information
Net external sales	1,878,000,000	1,417,000,000	1,117,000,000
Intersegment transfers	9,000,000	4,000,000	2,000,000
Total net sales and intersegment transfers	1,887,000,000	1,421,000,000	1,119,000,000
Segment profit	90,000,000	65,000,000	14,000,000
Income before income taxes	90,000,000	65,000,000	14,000,000
Reportable segment margins	4.80%	4.60%	1.30%
Identifiable assets	939,000,000	1,089,000,000	603,000,000
Capital expenditures	14,000,000	26,000,000	14,000,000
Depreciation	31,000,000	28,000,000	21,000,000
Latin America Coatings Group [Member]
Reportable segment information
Net external sales	828,000,000	675,000,000	537,000,000
Intersegment transfers	39,000,000	34,000,000	28,000,000
Total net sales and intersegment transfers	867,000,000	709,000,000	565,000,000
Segment profit	75,000,000	59,000,000	51,000,000
Income before income taxes	75,000,000	59,000,000	51,000,000
Reportable segment margins	8.70%	8.30%	9.00%
Identifiable assets	469,000,000	437,000,000	324,000,000
Capital expenditures	14,000,000	12,000,000	7,000,000
Depreciation	11,000,000	10,000,000	8,000,000
Administrative [Member]
Reportable segment information
Net external sales	6,000,000	5,000,000	6,000,000
Intersegment transfers	(2,139,000,000)	(1,808,000,000)	(1,745,000,000)
Total net sales and intersegment transfers	(2,133,000,000)	(1,803,000,000)	(1,739,000,000)
Interest expense	(42,000,000)	(71,000,000)	(40,000,000)
Administrative expenses and other	(201,000,000)	(199,000,000)	(159,000,000)
Income before income taxes	(243,000,000)	(270,000,000)	(199,000,000)
Identifiable assets	830,000,000	802,000,000	686,000,000
Capital expenditures	41,000,000	11,000,000	2,000,000
Depreciation	18,000,000	16,000,000	18,000,000
Consolidated Totals [Member]
Reportable segment information
Net external sales	8,766,000,000	7,776,000,000	7,094,000,000
Total net sales and intersegment transfers	8,766,000,000	7,776,000,000	7,094,000,000
Segment profit	985,000,000	948,000,000	822,000,000
Interest expense	(42,000,000)	(71,000,000)	(40,000,000)
Administrative expenses and other	(201,000,000)	(199,000,000)	(159,000,000)
Income before income taxes	742,000,000	678,000,000	623,000,000
Identifiable assets	5,229,000,000	5,169,000,000	4,324,000,000
Capital expenditures	154,000,000	125,000,000	91,000,000
Depreciation	$ 151,000,000	$ 140,000,000	$ 145,000,000